Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

12. LEASE

The Group has entered into operating lease agreements, primarily for offices in China with lease periods expiring between 2019 and 2022. The determination of whether an arrangement is or contains a lease is made at the inception of the lease by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included on the Group’s consolidated balance sheets beginning January 1, 2019. The right-of-use assets are included in other assets, while the current portion of the operating lease liabilities is included in other short-term liabilities and the long-term portion is included in other long-term liabilities. The Group has elected to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the consolidated balance sheets.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Group uses its incremental borrowing rate in determining the present value of the future lease payments, because the interest rate implicit in most of the leases is not readily determinable. The Group estimates its incremental borrowing rate for each leased asset based on the interest rate the Group would incur to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment.

Certain lease agreements contain an option for the Group to renew a lease for a term agreed to by the Group and the lessor or an option to terminate a lease earlier than the maturity date. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Group’s leases contain free or escalating rent payment terms. Operating lease expense is recognized on a straight-line basis over the lease term.

The Group’s lease agreements generally contain lease and non-lease components. Non-lease components consist primarily of payments for maintenance and utilities. The Group has identified separate lease and non-lease components, allocated the contractual considerations between components based on the terms specified in the lease agreements, and accounted for the lease components separately from the non-lease components. Payments under the lease arrangements are primarily fixed with no variable payments.

Components of operating lease expense are as follows (in thousands):

Year Ended December 31, 2019
Operating lease expense	$12,623
Short-term lease expense	263

Total operating lease expense	$12,886

Supplemental cash flow information related to leases are as follows (in thousands):

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$12,164

Year Ended December 31, 2019
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$11,332

The following table presents supplemental balance sheet information related to the operating leases (in thousands):

Year Ended December 31, 2019
Assets:

Operating lease right-of-use assets	$16,656

Liabilities:
Current lease liabilities	8,616
Non-current lease liabilities	5,770

Total operating lease liabilities	$14,386

Maturities of lease liabilities under operating leases as of December 31, 2019 are as follows (in thousands):

2020	$8,969
2021	5,380
2022	972
2023	0
2024	0
Thereafter	0

Total future lease payments	15,321
Less: imputed interest	935

Total present value of lease liabilities	$14,386

The following table presents supplemental information for comparative periods of future minimum rental payments under the operating leases as of December 31, 2018 (in thousands):

2019	$12,367
2020	10,311
2021	6,032
2022	809
2023	270
Thereafter	0

Total minimum lease payments (1)	$29,789

Note (1): Amounts are based on ASC 840, which was superseded upon the Group’s adoption of ASC 842 on January 1, 2019. Rental expenses under operating leases were $17.2 million and $14.7 million for the years ended December 31, 2017, and 2018, respectively.

As of December 31, 2019, operating leases recognized in lease liabilities had a weighted average remaining lease term of 2.0 years and a weighted average discount rate of 4.9%. As of December 31, 2019, the Group had no lease contracts that had been entered into but were not yet commenced.